CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	3,900,000,000
Common shares, shares issued (in shares)	19,093,853	19,021,758
Common shares, shares outstanding (in shares)	19,093,853	18,978,409
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	100,000,000	100,000,000
Treasury shares (in shares)	0	43,349
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	1.00%	1.00%
Preferred shares, issued (in shares)	140,000	140,000
Preferred shares, outstanding (in shares)	140,000	140,000
Preferred shares, aggregate liquidation preference	$ 140,000,000	$ 140,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, issued (in shares)	40,000	40,000
Preferred shares, outstanding (in shares)	40,000	40,000